Average Annual Total Returns{- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund Retail PRO-11 - Fidelity Real Estate Income Fund	Fidelity Real Estate Income Fund Return Before Taxes Past 1 year	Fidelity Real Estate Income Fund Return Before Taxes Past 5 years	Fidelity Real Estate Income Fund Return Before Taxes Past 10 years	Fidelity Real Estate Income Fund After Taxes on Distributions Past 1 year	Fidelity Real Estate Income Fund After Taxes on Distributions Past 5 years	Fidelity Real Estate Income Fund After Taxes on Distributions Past 10 years	Fidelity Real Estate Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Real Estate Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Real Estate Income Fund After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0663 Past 1 year	F0663 Past 5 years	F0663 Past 10 years
Total	18.90%	8.13%	8.72%	18.28%	6.37%	6.62%	11.28%	5.63%	6.03%	28.71%	18.47%	16.55%	9.91%	6.95%	7.05%